Income taxes (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences, net	₨ 235	₨ 225
Operating tax loss carry-forward	1,587	3,393
Unrecognized Deferred Tax Assets And Liabilities	₨ 1,822	₨ 3,618